Commitments and contingencies (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Commitments and contingencies
Total rental expenses, operating leases	$ 601	3,735	4,666	7,205